Investment Securities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Net impairment losses recognized in net income (loss)	$ 0	$ 0	$ 0
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income or loss	0	0
Available-for-sale securities	591,000,000	600,000,000
Insurance Regulatory Authorities Bonds on Deposit
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 11,000,000	$ 12,000,000